LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Schedule of Lease obligation adoption

	Year ended December 31, 2020	Year ended December 31, 2019
Balance, beginning of the year	$2,644,967	$3,222,380
Additions to lease liabilities	2,121,305	—
Termination of lease liabilities	(33,804)	—
Interest on lease liabilities	253,978	206,986
Lease payments	(955,431)	(784,399)

Balance, end of the year	$4,031,015	$2,644,967

Less: current portion	(777,586)	(558,960)

Balance, end of the year	$3,253,429	$2,086,007

Schedule of Minimum future lease payments relating to the leased assets	Minimum future lease payments relating to the leased assets are as follows:

2021	1,526,829
2022	1,414,423
2023	1,373,937
2024	1,346,127
2025	1,227,448

Total	$6,888,764